TAXES ON INCOME (Schedule of Current Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of taxes on income [Abstract]
Current taxes	$ 129	$ 362
Taxes in respect of prior years	140	1,360
Taxes on income	$ 269	$ 1,722